Putnam Investments One Post Office Square Boston, MA 02109 January 30, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Funds Trust (the “Trust”) (Reg. No. (33-515) (811-07513)), on behalf of Putnam Retirement Income Fund Lifestyle 2 (the “Fund”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11139.

Very truly yours,

/s/ Laurie B. Grossman

Laurie B. Grossman

cc:	James Clark, Esq., Putnam Investments

James E. Thomas, Esq., Ropes & Gray LLP